UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number_811-02605

__Franklin U.S. Government Money Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: _12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report And Shareholder Letter
Franklin U.S.
Government Money
Fund
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report

Shareholder Letter
Dear Shareholder:
During the six months ended December 31, 2020, reported
second-quarter 2020 data indicated the U.S. economy
contracted in response to the novel coronavirus (COVID-19)
pandemic. In 2020’s third quarter, the economy recovered
substantially based on increased business and residential
investment and consumer spending, although growth slowed
in the fourth quarter. Before the reporting period, the U.S.
Federal Reserve, in its efforts to support U.S. economic
activity, lowered the federal funds rate twice in March 2020 and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25%, but
it continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target. In this environment, the one-month Treasury yield, which moves
inversely to price, began the period at 0.13% and marginally decreased to 0.08% by December 31, 2020.
Franklin U.S. Government Money Fund’s semiannual report
includes more detail about prevailing conditions during the
period. In addition, you will find performance data, financial information and a discussion from the portfolio manager.
As always, we recommend investors consult their financial
advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe most
people benefit from professional advice and that advice is
invaluable as investors navigate current market conditions.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin U.S. Government Money Fund
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Semiannual Report
Franklin U.S. Government Money Fund 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Statement of Investments 6
Financial Statements 11
Notes to Financial Statements 14
Tax Information 19
The Money Market Portfolios 20
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin U.S. Government Money Fund
This semiannual report for Franklin U.S. Government Money
Fund covers the period ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity by investing through The
U.S. Government Money Market Portfolio (Master Portfolio)
at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by
government securities or cash.
1
The Fund also tries to
maintain a stable $1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The U.S. Federal Reserve (Fed) held its target range for the federal funds rate unchanged at 0.00%-0.25% during the
six-month period. In this environment, the Fund’s Class A
share’s seven-day effective yield remained unchanged from
0.00% on June 30, 2020, to 0.00% on December 31, 2020,
as shown in the Performance Summary on page 4 .
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modest total
returns during the six months ended December 31, 2020,
as markets adjusted to the disruption caused by the novel
coronavirus (COVID-19) pandemic. Before the period,
investor flight to perceived safety had driven the 10-year
U.S. Treasury yield (which moves inversely to price) to
intraday record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic
disruption. During the period, however, Fed support reduced
many investors’ concerns about solvency, and corporate
bonds rebounded. Corporate bonds, particularly high-yield
bonds, also benefited from the resolution of the U.S. election and several promising vaccine results.
The Fed maintained the federal funds target rate at a range
of 0.00%–0.25% and continued its program of open-ended
purchasing of government-backed and corporate bonds as
necessary to help keep markets functioning. Furthermore,
the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2%
target for some time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted marginally negative
total returns for the period. The 10-year U.S. Treasury
yield declined to a new record low closing in early August
2020 and rose for the period, but it remained historically
low despite the widening U.S. federal budget deficit and
high levels of issuance. The Fed’s new inflation policy
also pressured Treasuries, as inflation expectations rose.
Mortgage-backed securities (MBS), as measured by the
Bloomberg Barclays MBS Index, posted only marginally
Portfolio Composition
12/31/20
% of Total
Net Assets
U.S. Government and Agency Securities 87.9%
Repurchase Agreements 11.4%
Other Net Assets 0.7%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
10
.

Franklin U.S. Government Money Fund

franklintempleton.com
Semiannual Report
positive returns for the period despite Fed support, as lower interest rates led to accelerated prepayments from mortgage
refinancing.
U.S. corporate bond performance was strong overall but
varied based on credit rating, reflecting the recovery of
credit markets following the initial COVID-19 shock. As Fed
support tempered many investors’ concerns about credit
quality, corporate bonds rebounded, particularly the lower-
rated segment. Consequently, high-yield corporate bonds, as
represented by the Bloomberg Barclays U.S. Corporate High
Yield Bond Index, advanced significantly. Investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, also posted a solid performance.
Investment Strategy
We seek to invest, through the Master Portfolio, mainly
in U.S. government securities, cash and repurchase
agreements collateralized fully by government securities
or cash. We only buy securities that we determine present
minimal credit risks. We maintain a dollar-weighted average
portfolio maturity of 60 days or less and a dollar-weighted
average life of 120 days or less, and we only buy securities that mature in 397 calendar days or less.
Manager’s Discussion
The U.S. Federal Reserve (Fed) held its target range for the federal funds rate unchanged at 0.00%-0.25% during the
six-month period. Money market yields remained pressured
over the period given extremely low short-term interest rates.
We continued to invest the Portfolio’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Franklin U.S. Government Money Fund

franklintempleton.com
Semiannual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 12/31/20. The Fund’s average weighted life was 77 days and the Fund’s average weighted maturity was
34 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1
Share Class (Symbol)
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
A (FMFXX) 0.00% 0.00% -0.36%
Total Annual Operating Expenses
3
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.55% 0.55%

Your Fund’s Expenses
Franklin U.S. Government Money Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
1
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.00 $0.80 $1,024.33 $0.81 0.16%
C $1,000 $1,000.00 $0.80 $1,024.33 $0.81 0.16%
R $1,000 $1,000.00 $0.80 $1,024.33 $0.81 0.16%
R6 $1,000 $1,000.00 $0.80 $1,024.33 $0.81 0.16%

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

A
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income (loss) ......... (—)
a
0.010 0.017 0.007 0.001 —
Less distributions from:
Net investment income .............. — (0.010) (0.017) (0.007) (0.001) —
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... —% 0.96% 1.70% 0.74% 0.07% —%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates
d
.......................... 0.51% 0.55% 0.55% 0.57% 0.53% 0.56%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.16% 0.47% 0.54% 0.55% 0.43% 0.21%
Net investment income (loss) .......... (—)%
e
0.87% 1.71% 0.77% 0.07% —%
Supplemental data
Net assets, end of period (000’s) ........ $3,535,182 $3,548,308 $2,711,322 $2,724,519 $2,272,504 $2,344,329
a
Amount rounds to less than $0.001 per share.
b
Total r eturn does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
e
Rounds to less than 0.01%.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended
June 30, 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $1.00 $1.00
Income from investment operations:
Net investment income (loss) .......................................................... (—)
b
0.002
Less distributions from:
Net investment income ............................................................... — 0.002
Net asset value, end of period ........................................................... $1.00 $1.00
Total return
c
........................................................................ —% 0.19%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates
e
.......................................... 0.51% 1.15%
Expenses net of waiver and payments by affiliates
e
........................................... 0.16% 0.76%
Net investment income (loss) ........................................................... (—)%
f
0.21%
Supplemental data
Net assets, end of period (000’s) ......................................................... $211,103 $211,455
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
f
Rounds to less than 0.01%.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended
June 30, 2020
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $1.00 $1.00
Income from investment operations:
Net investment income (loss) .......................................................... (—)
b
0.002
Less distributions from:
Net investment income ............................................................... — 0.002
Net asset value, end of period ........................................................... $1.00 $1.00
Total return
c
........................................................................ —% 0.25%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates
e
.......................................... 0.51% 1.06%
Expenses net of waiver and payments by affiliates
e
........................................... 0.16% 0.75%
Net investment income (loss) ........................................................... (—)%
f
0.33%
Supplemental data
Net assets, end of period (000’s) ......................................................... $7,591 $5,983
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
f
Rounds to less than 0.01%.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income (loss) ......... (—)
a
0.010 0.018 0.008 0.001 —
Less distributions from:
Net investment income .............. — (0.010) (0.018) (0.008) (0.001) —
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... —% 1.02% 1.77% 0.81% 0.10% —%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates
d
.......................... 0.52% 0.54% 0.60% 0.48% 0.46% 0.47%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.16% 0.42% 0.48% 0.48%
e
0.40% 0.21%
Net investment income (loss) .......... (—)%
f
0.89% 1.77% 0.84% 0.10% —%
Supplemental data
Net assets, end of period (000’s) ........ $53,320 $40,838 $22,805 $6,904 $68,704 $61,056
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin U.S. Government Money Fund
Statement of Investments (unaudited), December 31, 2020
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Money Market Funds 100.0%
a
U.S. Government Money Market Portfolio (The), 0% ......................... 3,806,625,584 $ 3,806,625,584
Total Money Market Funds (Cost $3,806,625,584) ................................
3,806,625,584
Other Assets, less Liabilities 0.0%
†
............................................
569,813
Net Assets 100.0% ...........................................................
$3,807,195,397
†
Rounds to less than 0.1% of net assets.
a
The rate shown is the annualized seven-day effective yield at period end.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Assets and Liabilities
December 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Money Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $3,806,625,584
Receivables:
Capital shares sold ........................................................................ 1,528,997
Interest ................................................................................. 26,735
Affiliates ................................................................................ 1,352,762
Total assets .......................................................................... 3,809,534,078
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,002,758
Administrative fees ........................................................................ 11,530
Transfer agent fees ........................................................................ 317,340
Accrued expenses and other liabilities ........................................................... 7,053
Total liabilities ......................................................................... 2,338,681
Net assets, at value ................................................................. $3,807,195,397
Net assets consist of:
Paid-in capital ............................................................................. $3,807,195,397
Total distributable earnings (losses) ............................................................. —
Net assets, at value ................................................................. $3,807,195,397
Franklin U.S.
Government
Money Fund
Class A:
Net assets, at value ....................................................................... $3,535,181,554
Shares outstanding ........................................................................ 3,535,266,467
Net asset value per share
a
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $211,102,833
Shares outstanding ........................................................................ 211,108,305
Net asset value per share
a
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $7,591,348
Shares outstanding ........................................................................ 7,591,509
Net asset value per share ................................................................... $1.00
Class R6:
Net assets, at value ....................................................................... $53,319,662
Shares outstanding ........................................................................ 53,319,663
Net asset value per share ................................................................... $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Operations
for the six months ended December 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Money Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $123,562
Total investment income ................................................................... 123,562
Expenses:
Administrative fees (Note 3 a ) .................................................................. 5,557,643
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 1,015,166
    Class C ................................................................................ 59,981
    Class R ................................................................................ 1,885
    Class R6 ............................................................................... 16,245
Reports to shareholders ...................................................................... 81,262
Registration and filing fees .................................................................... 125,389
Professional fees ........................................................................... 66,425
Trustees' fees and expenses .................................................................. 26,990
Other .................................................................................... 39,244
Total expenses ......................................................................... 6,990,230
Expenses waived/paid by affiliates (N ote 3e) ................................................... (6,847,422)
Net expenses ......................................................................... 142,808
Net investment income (loss) ............................................................ (19,246)
Net increase (decrease) in net assets resulting from operations .......................................... $(19,246)

Franklin U.S. Government Money Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S. Government Money Fund
Six Months Ended
December 31, 2020
(unaudited)
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(19,246) $27,318,184
Distributions to shareholders:
Class A ............................................................. — (26,743,255)
Class C ............................................................. — (257,768)
Class R ............................................................. — (15,888)
Class R6 ............................................................ — (281,721)
Total distributions to shareholders .......................................... — (27,298,632)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,107,979) 836,966,944
Class C ............................................................. (351,102) 211,453,938
Class R ............................................................. 1,608,009 5,983,340
Class R6 ............................................................ 12,481,573 18,033,531
Total capital share transactions ............................................ 630,501 1,072,437,753
Net increase (decrease) in net assets ................................... 611,255 1,072,457,305
Net assets:
Beginning of period ..................................................... 3,806,584,142 2,734,126,837
End of period .......................................................... $3,807,195,397 $3,806,584,142

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin U.S. Government Money Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R and Class R6. Class C shares automatically convert to
Class A shares after they have been held for 10 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments,
are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At December 31,
2020, the Fund owned 30.8% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Six Months Ended
December 31, 2020
Year Ended
June 30, 2020
Class A Shares:
Shares sold
a
................................... $1,319,773,725 $3,172,289,144
Shares issued in reinvestment of distributions .......... 1,526 26,683,426
Shares issued on reorganization (Note ) .............. — 38,463,872
Shares redeemed ............................... (1,332,883,230) (2,400,469,498)
Net increase (decrease) .......................... $(13,107,979) $836,966,944
Class C Shares:
Shares sold ................................... $99,747,053 $192,608,272
Shares issued in reinvestment of distributions .......... — 251,891
Shares issued on reorganization (Note ) .............. — 147,248,909
Shares redeemed
a
.............................. (100,098,155) (128,655,134)
Net increase (decrease) .......................... $(351,102) $211,453,938
Class R Shares:
Shares sold ................................... $4,014,446 $6,295,873
Shares issued in reinvestment of distributions .......... — 15,687
Shares issued on reorganization (Note ) .............. — 8,240,797
Shares redeemed ............................... (2,406,437) (8,569,017)
Net increase (decrease) .......................... $1,608,009 $5,983,340
Class R6 Shares:
Shares sold ................................... $34,344,332 $49,394,010
Shares issued in reinvestment of distributions .......... — 284,152
Shares redeemed ............................... (21,862,759) (31,644,631)
Net increase (decrease) .......................... $12,481,573 $18,033,531
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:
For the period ended December 31, 2020, the annualized gross effective administrative fee rate was 0.287% of the Fund’s average daily net assets.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class A and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.455% Up to and including $100 million
0.330% Over $100 million, up to and including $250 million
0.280% In excess of $250 million
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
CDSC retained .............................................................................. $148,013

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended December 31, 2020, the Fund paid transfer agent fees of $1,093,277, of which $884,057 was retained by
Investor Services.
e. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until October 31, 2021.
In addition, in efforts to prevent a negative yield, FT Services, Distributors, and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services, Distributors, or Investor Services at any time, and without further notice.
Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield.
f. Other Affiliated Transactions
At December 31, 2020, an interested board member owned 26.2% of the Fund's outstanding shares.
4. Income Taxes
At December 31, 2020, the cost of investments for book and income tax purposes was the same.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin U.S. Government Money Fund
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
Under Section 163(j) of the Internal Revenue Code, the Fund hereby reports 100% of the ordinary income dividends as income qualifying as 163(j) interest dividends for the fiscal year ended June 30, 2020.

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income (loss) ......... —
a
0.013 0.021 0.011 0.003 0.001
Net realized and unrealized gains
(losses)
a
........................ (—) — — (—) — —
Total from investment operations ........ —
a
0.013 0.021 0.011 0.003 0.001
Less distributions from:
Net investment income .............. —
a
(0.013) (0.021) (0.011) (0.003) (0.001)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... —% 1.29% 2.10% 1.15% 0.35% 0.07%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.13% 0.15% 0.15% 0.15% 0.15% 0.13%
Net investment income ............... —%
e
1.33% 2.09% 1.15% 0.35% 0.06%
Supplemental data
Net assets, end of period (000’s) ........ $12,365,747 $18,381,976 $23,218,541 $23,700,037 $21,564,546 $22,324,993
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Statement of Investments (unaudited), December 31, 2020
The U.S. Government Money Market Portfolio
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal Amount
a
Value
U.S. Government and Agency Securities 87.9%
FFCB ,
a
1/04/21 ......................................................... $ 106,800,000 $ 106,799,911
a
1/12/21 ......................................................... 40,000,000 39,999,236
b
FRN, 0.19%, (SOFRRATE + 0.1%), 1/05/21 .............................. 90,000,000 90,000,000
b
FRN, 0.17%, (SOFRRATE + 0.08%), 1/14/21 ............................. 17,000,000 17,000,000
b
FRN, 0.26%, (SOFRRATE + 0.17%), 3/15/22 ............................. 66,000,000 66,000,000
b
FRN, 0.29%, (SOFRRATE + 0.2%), 6/23/22 .............................. 100,000,000 100,000,000
b
FRN, 0.28%, (SOFRRATE + 0.19%), 7/14/22 ............................. 35,000,000 35,000,000
b
FRN, 0.235%, (SOFRRATE + 0.145%), 7/28/22 ........................... 9,000,000 9,000,000
b
FRN, 0.155%, (SOFRRATE + 0.065%), 11/18/22 .......................... 25,000,000 25,000,000
488,799,147
FHLB ,
a
1/04/21 ......................................................... 361,500,000 361,497,874
a
1/05/21 ......................................................... 339,951,000 339,949,445
a
1/06/21 ......................................................... 425,860,000 425,855,002
a
1/07/21 ......................................................... 50,000,000 49,999,417
a
1/08/21 ......................................................... 278,000,000 277,995,239
a
1/12/21 ......................................................... 27,380,000 27,379,247
a
1/13/21 ......................................................... 150,000,000 149,996,217
a
1/15/21 ......................................................... 240,300,000 240,292,616
a
1/20/21 ......................................................... 100,000,000 99,994,722
a
1/22/21 ......................................................... 95,000,000 94,995,403
a
2/03/21 ......................................................... 137,088,000 137,079,132
a
2/05/21 ......................................................... 140,000,000 139,990,336
a
2/10/21 ......................................................... 50,000,000 49,995,833
a
2/12/21 ......................................................... 100,000,000 99,990,317
a
2/17/21 ......................................................... 50,000,000 49,994,451
a
2/19/21 ......................................................... 100,000,000 99,988,158
a
3/08/21 ......................................................... 10,000,000 9,993,950
a
3/12/21 ......................................................... 58,000,000 57,991,542
a
3/17/21 ......................................................... 50,000,000 49,991,771
a
3/19/21 ......................................................... 150,000,000 149,938,828
b
FRN, 0.25%, (SOFRRATE + 0.16%), 1/07/21 ............................. 100,000,000 100,000,000
b
FRN, 0.23%, (SOFRRATE + 0.14%), 1/08/21 ............................. 95,000,000 95,000,000
b
FRN, 0.19%, (SOFRRATE + 0.1%), 2/22/21 .............................. 230,000,000 229,996,703
b
FRN, 0.125%, (SOFRRATE + 0.035%), 2/25/21 ........................... 27,500,000 27,500,000
b
FRN, 0.17%, (SOFRRATE + 0.08%), 3/04/21 ............................. 190,000,000 190,000,000
b
FRN, 0.225%, (SOFRRATE + 0.135%), 3/10/21 ........................... 60,000,000 60,000,000
b
FRN, 0.32%, (SOFRRATE + 0.23%), 4/13/21 ............................. 100,000,000 100,000,000
b
FRN, 0.24%, (SOFRRATE + 0.15%), 11/15/21 ............................ 40,000,000 40,000,000
b
FRN, 0.125%, (SOFRRATE + 0.035%), 12/10/21 .......................... 50,000,000 50,000,000
b
FRN, 0.145%, (SOFRRATE + 0.055%), 5/13/22 ........................... 50,000,000 50,000,000
b
FRN, 0.15%, (SOFRRATE + 0.06%), 11/18/22 ............................ 50,000,000 50,000,000
3,905,406,203
b
FHLMC ,
FRN, 0.39%, (SOFRRATE + 0.3%), 10/25/21 ............................. 50,000,000 50,000,000
FRN, 0.25%, (SOFRRATE + 0.16%), 4/20/22 ............................. 195,000,000 195,000,000
FRN, 0.28%, (SOFRRATE + 0.19%), 5/11/22 ............................. 100,000,000 100,000,000
345,000,000
b
FNMA ,
FRN, 0.42%, (SOFRRATE + 0.33%), 10/15/21 ............................ 50,000,000 50,000,000
FRN, 0.41%, (SOFRRATE + 0.32%), 10/22/21 ............................ 50,000,000 50,000,000
FRN, 0.45%, (SOFRRATE + 0.36%), 1/20/22 ............................. 50,000,000 50,000,000
FRN, 0.39%, (SOFRRATE + 0.3%), 1/27/22 .............................. 50,000,000 50,000,000
FRN, 0.41%, (SOFRRATE + 0.32%), 4/27/22 ............................. 50,000,000 50,000,000

The Money Market Portfolios
Statement of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
FNMA, (continued)
FRN, 0.32%, (SOFRRATE + 0.23%), 5/06/22 ............................. $ 50,000,000 $ 50,000,000
300,000,000
a
U.S. Treasury Bills ,
1/05/21 ......................................................... 234,015,000 234,012,790
1/07/21 ......................................................... 226,790,000 226,786,277
1/12/21 ......................................................... 186,550,000 186,546,295
1/14/21 ......................................................... 190,000,000 189,992,453
1/19/21 ......................................................... 356,660,000 356,647,298
1/21/21 ......................................................... 273,760,000 273,747,565
1/26/21 ......................................................... 340,000,000 339,978,472
1/28/21 ......................................................... 259,260,000 259,243,625
2/02/21 ......................................................... 150,000,000 149,990,000
2/04/21 ......................................................... 95,000,000 94,992,822
2/09/21 ......................................................... 345,000,000 344,968,042
2/11/21 ......................................................... 290,000,000 289,963,669
2/16/21 ......................................................... 144,340,000 144,325,245
2/18/21 ......................................................... 137,255,000 137,235,784
2/23/21 ......................................................... 140,000,000 139,981,450
2/25/21 ......................................................... 100,000,000 99,984,722
3/04/21 ......................................................... 45,000,000 44,991,862
3/11/21 ......................................................... 190,000,000 189,967,417
3/18/21 ......................................................... 150,000,000 149,969,917
3/23/21 ......................................................... 95,000,000 94,981,831
3/30/21 ......................................................... 195,000,000 194,952,517
4/01/21 ......................................................... 76,020,000 76,000,045
4/08/21 ......................................................... 145,000,000 144,968,744
4/13/21 ......................................................... 250,000,000 249,932,000
4/15/21 ......................................................... 200,000,000 199,950,889
4/20/21 ......................................................... 45,000,000 44,986,375
4/22/21 ......................................................... 95,000,000 94,973,637
4/27/21 ......................................................... 203,380,000 203,321,020
5/06/21 ......................................................... 100,000,000 99,961,806
5/20/21 ......................................................... 85,000,000 84,967,181
5/25/21 ......................................................... 95,000,000 94,965,800
6/01/21 ......................................................... 300,000,000 299,880,458
6/10/21 ......................................................... 90,000,000 89,964,000
5,827,132,008
Total U.S. Government and Agency Securities (Cost $10,866,337,358) .............
10,866,337,358
c
Repurchase Agreements 11.4%
BNP Paribas Securities Corp., 0.05%, 1/04/21 (Maturity Value $600,003,333)
Collateralized by U.S. Treasury Note, 1.625%, 11/15/22 (valued at $612,113,094) .. 600,000,000 600,000,000
Deutsche Bank Securities, Inc., 0.06%, 1/04/21 (Maturity Value $56,000,373)
Collateralized by U.S. Treasury Bond, 7.25%, 8/15/22; and U.S. Treasury Notes,
0.125% - 4.375%, 2/15/21 - 8/31/25 (valued at $57,120,087) ................. 56,000,000 56,000,000
Federal Reserve Bank of New York, 0%, 1/04/21 (Maturity Value $500,000,000)
Collateralized by U.S. Treasury Bond, 4.375%, 5/15/40 (valued at $500,000,001) .. 500,000,000 500,000,000
Goldman Sachs & Co. LLC, 0.03%, 1/04/21 (Maturity Value $125,000,417)
Collateralized by U.S. Treasury Note, 2.875%, 5/31/25 (valued at $127,602,586) .. 125,000,000 125,000,000

The Money Market Portfolios
Statement of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See abbreviations on page 30 .
a a
Principal Amount
a
Value
c
Repurchase Agreements
(continued)
HSBC Securities, Inc., 0.06%, 1/04/21 (Maturity Value $135,000,900)
Collateralized by U.S. Government Agency Securities, 4% - 4.25%, 2/20/49 - 2/20/50
(valued at $137,700,000) ............................................ $ 135,000,000 $ 135,000,000
Total Repurchase Agreements (Cost $1,416,000,000) ............................
1,416,000,000
Total Short Term Investments (Cost $12,282,337,358 ) ............................
12,282,337,358
a
Total Investments (Cost $12,282,337,358) 99.3% ................................
$12,282,337,358
Other Assets, less Liabilities 0.7% ............................................
83,409,699
Net Assets 100.0% ...........................................................
$12,365,747,057
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost .............................................. $10,866,337,358
Unaffiliated repurchase agreements, at value and cost ............................................... 1,416,000,000
Cash .................................................................................... 84,008,087
Receivables:
Capital shares sold ........................................................................ 92,311,087
Interest ................................................................................. 785,055
Total assets .......................................................................... 12,459,441,587
Liabilities:
Payables:
Capital shares redeemed ................................................................... 92,396,272
Management fees ......................................................................... 1,135,675
Distributions to shareholders ................................................................. 11,346
Accrued expenses and other liabilities ........................................................... 151,237
Total liabilities ......................................................................... 93,694,530
Net assets, at value ................................................................. $12,365,747,057
Net assets consist of:
Paid-in capital ............................................................................. $12,365,747,609
Total distributable earnings (losses) ............................................................. (552)
Net assets, at value ................................................................. $12,365,747,057
Shares outstanding ......................................................................... 12,365,749,209
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $8,640,133
Expenses:
Management fees (Note 3 a ) ................................................................... 9,916,310
Custodian fees (Note 4 ) ...................................................................... 45,658
Reports to shareholders ...................................................................... 3,239
Registration and filing fees .................................................................... 392
Professional fees ........................................................................... 70,700
Other .................................................................................... 93,256
Total expenses ......................................................................... 10,129,555
Expense reductions (Note 4 ) ............................................................... (45,331)
Expenses waived/paid by affiliates (N ote 3 and 3c) ............................................... (1,653,760)
Net expenses ......................................................................... 8,430,464
Net investment income ................................................................ 209,669
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (552)
Net increase (decrease) in net assets resulting from operations .......................................... $209,117

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2020
(unaudited)
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $209,669 $255,196,429
Net realized gain (loss) ................................................. (552) 101,900
Net increase (decrease) in net assets resulting from operations ................ 209,117 255,298,329
Distributions to shareholders: .............................................. (306,200) (255,196,429)
Capital share transactions (Note 2 ) .......................................... (6,016,131,669) (4,836,667,251)
Net increase (decrease) in net assets ................................... (6,016,228,752) (4,836,565,351)
Net assets:
Beginning of period ..................................................... 18,381,975,809 23,218,541,160
End of period .......................................................... $12,365,747,057 $18,381,975,809

The Money Market Portfolios

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The shares of the Portfolio
are issued in private placements and are exempt from
registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Statement of
Investments, had been entered into on December 31, 2020.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2020,
the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

The Money Market Portfolios
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors and/or trustees of Franklin U.S Government Money
Portfolio, Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the
Portfolio for the services.
Six Months Ended
December 31, 2020
Year Ended
June 30, 2020
Shares sold ................................... $15,856,454,377 $37,539,422,141
Shares issued in reinvestment of distributions .......... 240,114 255,164,095
Shares redeemed ............................... (21,872,826,160) (42,631,253,487)
Net increase (decrease) .......................... $(6,016,131,669) $(4,836,667,251)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At December 31, 2020, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At December 31, 2020, the cost of investments for book and income tax purposes was the same.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares
Percentage of
Outstanding Shares
a
Institutional Fiduciary Trust—Money Market Portfolio ............................ 8,559,123,625 69.2%
Franklin U.S. Government Money Fund ...................................... 3,806,625,584 30.8%
12,365,749,209 100.0%
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2020, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
7. Fair Value Measurements
(continued)

The Money Market Portfolios
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
The U.S. Government Money Market Portfolio
Under Section 163(j) of the Internal Revenue Code, the Portfolio hereby reports 100% of the ordinary income dividends as income qualifying as 163(j) interest dividends for the fiscal year ended June 30, 2020.

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission's website at sec.
gov. The filed form may also be viewed and copied at the
Commission's Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

111 S 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.  During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By ___S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 26, 2021

By ___S\Robert G. Kubilis______________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021